July 15, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Equity Trust

(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 108 (“Amendment”) to the Registration Statement of ING Equity Trust (“Registrant”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on September 30, 2011.

The Amendment is being filed primarily for the purpose of updating the disclosure for the Registrant’s Class A, Class B, Class C, Class I, Class O, and Class W shares’ Prospectus, and Class A, Class B, Class C, Class I, Class O, and Class W shares’ Statement of Additional Information (“SAI”), each dated September 30, 2011, and for the purpose of registering one new series of the Registrant – ING Mid Cap Value Fund. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli, Esq.
Vice-President and Senior Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP